Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Summary of significant accounting policies
Schedule of exchange rates of Russian ruble to other currencies

	Average exchange rates for		Exchange rates at
	the year ended December 31,		December 31,
	2017	2018	2017	2018
US Dollar	58.3529	62.7078	57.6002	69.4706
Euro	65.9014	73.9384	68.8668	79.4605
Kazakhstan Tenge (100)	17.8959	18.1717	17.3184	18.0570
Belarussian Ruble	30.2125	30.7630	29.1013	32.0732
Moldovan Leu (10)	31.6871	37.3239	33.6548	40.9084
New Romanian Leu	14.4216	15.8887	14.7822	17.0501

Summary of useful lives of property and equipment

Processing servers and engineering equipment	3 - 10 years
Computers and office equipment	3 - 5 years
Other equipment	2 - 20 years

Summary of useful lives of intangible assets

Customer relationships and contract rights	4 - 15 years
Computer Software	3 - 10 years
Bank license	indefinite
Trademarks and other intangible assets	3 - 11 years